Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting Information, Additional Information [Abstract]
Schedule of Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues including bioinformatics solutions, and revenues derived from instrumentation sales.

(in thousands)	2016	2015	2014
Net Sales
Consumables and related revenues	$1,166,131	$1,114,580	$1,172,728
Instrumentation	171,860	166,406	172,049
Total	$1,337,991	$1,280,986	$1,344,777

Schedule of Geographical Information
Our country of domicile is the Netherlands, which reported net sales of $12.4 million, $11.3 million and $13.7 million for the years ended 2016, 2015 and 2014, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

(in thousands)	2016	2015	2014
Net Sales
Americas:
United States	$555,676	$525,532	$543,877
Other Americas	71,797	79,578	75,974
Total Americas	627,473	605,110	619,851
Europe, Middle East and Africa	428,055	409,955	451,092
Asia Pacific and Rest of World	282,463	265,921	273,834
Total	$1,337,991	$1,280,986	$1,344,777

Schedule of Long Lived Assets
Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe, reported long-lived assets of $1.4 million and $0.3 million as of December 31, 2016 and 2015, respectively.

(in thousands)	2016	2015
Long-lived assets
Americas:
United States	$145,813	$148,748
Other Americas	4,544	2,691
Total Americas	150,357	151,439
Germany	237,190	243,120
Other Europe	37,057	35,573
Asia Pacific and Rest of World	12,051	12,812
Total	$436,655	$442,944